Intangible Assets - Summary of Amortization of Intangible Assets Allocated (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Intangible Assets [Line Items]
Amortization charge	¥ 637	¥ 434	¥ 291
Cost of Revenues [Member]
Disclosure Of Intangible Assets [Line Items]
Amortization charge	434	239	78
Selling and Marketing Expenses [Member]
Disclosure Of Intangible Assets [Line Items]
Amortization charge	41	42	62
General and Administrative Expenses [Member]
Disclosure Of Intangible Assets [Line Items]
Amortization charge	¥ 162	¥ 153	¥ 151